COLUMBIA FUNDS SERIES TRUST I

Active Portfolios® Multi-Manager Small Cap Equity Fund
(the "Fund")

Supplement dated September 21, 2012 to the Fund's prospectus dated March 14, 2012, as supplemented

Effective on or about October 1, 2012 (the "Effective Date"), Conestoga Capital Advisors, LLC ("Conestoga") replaces RS Investment Management Co. LLC ("RS Investments") as the subadviser of the portion of the Fund for which, prior to the Effective Date, RS Investments was responsible for the day-to-day investment decisions (the "Subadvisory Change"). RS Investments will continue to provide services to its portion of the Fund through Friday, September 28, 2012.

Accordingly, all references in the Fund's prospectus to RS Investment Management Co. LLC or RS Investments as a subadviser of the Fund (except as noted below) are replaced with references to Conestoga, as of the Effective Date.

As a result, as of the Effective Date of the Subadvisory Change, the prospectus of the Fund is modified as described below:

(Active Portfolios Multi-Manager Small Cap Equity Fund)

Principal Investment Strategies

The third paragraph within the section of the prospectus for the Fund entitled "Active Portfolios® Multi-Manager Small Cap Equity Fund – Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Columbia Management is responsible for providing day-to-day portfolio management of two sleeves of the Fund and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM's sleeve. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

The subsection entitled "RS Investments — Concentrated Small Cap Growth Strategy Sleeve", within the section of the prospectus for the Fund entitled "Active Portfolios® Multi-Manager Small Cap Equity Fund – Principal Investment Strategies", is deleted in its entirety and replaced with the following disclosure:

Conestoga — Small Cap Growth Strategy Sleeve

Conestoga follows an investment style sometimes called "GARP" or "Growth at a Reasonable Price." Conestoga generally invests its sleeve assets in small-cap companies with expected earnings growth rate that exceed the average expected growth rate of all U.S. publicly traded companies, where (in Conestoga's opinion) valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in Conestoga's opinion) the business model offers a sustainable competitive advantage, and where management has an important ownership stake in the company. Conestoga uses a bottom-up approach in selecting securities. Conestoga may sell a security when the security becomes overvalued in Conestoga's opinion; if Conestoga believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.